Expense by Nature (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Cost of raw material	¥ 55,997,717	¥ 54,457,558	¥ 42,082,307
Cost of trading products	11,910,488	10,929,127	11,467,420
Employee benefit expenses	3,545,720	3,456,765	3,143,219
Depreciation and amortization: Property, plant and equipment (note 16)	1,494,176	1,621,459	1,553,039
Depreciation and amortization: Investment properties (note 17)	15,323	15,325	15,184
Depreciation and amortization: Other non-current assets (note 14)	270,881	294,617	226,263
Depreciation and amortization: Right-of-use assets (note 15)	32,918	34,307	32,653
Repairs and maintenance expenses	1,513,812	1,587,955	1,060,624
Changes of work in progress and finished goods	(78,255)	(235,402)	862,652
Transportation costs	193,144	238,405	274,002
Inventory write-down	525,269	150,883	220,888
External processing fee	192,288	213,691	215,467
Commission expense	90,341	110,552	104,598
Impairment loss of property, plant and equipment (note 16)	286,260	587,622	87,570
Impairment loss of investments accounted for using equity method (note 20)	0	28,392	0
Auditors' remuneration - audit services	6,837	6,837	7,800
Auditors' remuneration – non-audit services	129	129	0
Expenses relating to short-term leases	¥ 14,774	¥ 6,938	¥ 3,731